PGIM Target Date 2020 Fund
Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Long-Term Investments 92.9%
Affiliated Mutual Funds
Domestic Equity — 21.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	36,138	$453,527
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	147,446	6,170,600
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	52,050	452,835
		7,076,962
Fixed Income — 57.9%
PGIM Core Conservative Bond Fund (Class R6)	525,404	4,534,238
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	283,673	1,917,630
PGIM TIPS Fund (Class R6)	806,830	6,817,710
PGIM Total Return Bond Fund (Class R6)	458,974	5,507,691
		18,777,269
International Equity — 13.2%
PGIM Global Real Estate Fund (Class R6)	116,674	2,286,813
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	135,729	2,015,581
		4,302,394

Total Long-Term Investments (cost $28,671,651)		30,156,625

Short-Term Investment 7.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,284,465)	2,284,465	2,284,465

TOTAL INVESTMENTS 100.0% (cost $30,956,116)(wa)		32,441,090
Other assets in excess of liabilities 0.0%		11,277

Net Assets 100.0%		$32,452,367

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2020 Fund